Acquisitions - Copper Mine asset/liabilities (Details) - Copper Mines Of Tasmania Proprietary Limited - ZAR (R) R in Millions	Dec. 31, 2023	Nov. 17, 2023
Disclosure of detailed information about business combination [line items]
Property, plant and equipment		R 556
Trade and other receivables		20
Cash and cash equivalents	R 2	2
Inventories		53
Borrowings		(3)
Environmental rehabilitation obligation and other provisions		(340)
Trade and other payables		(27)
Total purchase consideration allocated on relative fair value basis		261
Net cash transferred	R 184	R 184